Goodwill and Intangibles (Details 1) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Amortization details resulting from business combinations
Amount	$ 123,366	$ 109,208
Total Intangibles	88,261	85,916
Intangible assets gross excluding goodwill	124,656
Total finite lived Intangibles	35,105	23,292
Total Intangibles	89,551	85,916
Customer relationships [Member]
Amortization details resulting from business combinations
Amount	78,084	65,324
Total Intangibles	54,973	49,996
Total finite lived Intangibles	23,111	15,328
Trade Names [Member]
Amortization details resulting from business combinations
Amount	25,944	25,648
Total Intangibles	20,278	21,871
Total finite lived Intangibles	5,666	3,777
Vendor Relationships [Member]
Amortization details resulting from business combinations
Amount	14,211	13,842
Total Intangibles	10,515	11,331
Total finite lived Intangibles	3,696	2,511
Non-competition agreements [Member]
Amortization details resulting from business combinations
Amount	5,127	4,394
Total Intangibles	2,495	2,718
Total finite lived Intangibles	2,632	1,676
Non-amortized trade names [Member]
Amortization details resulting from business combinations
Indefinite - Lived Trade Names	$ 1,290